Parent company accounts - balance sheet - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and balances at central banks	£ 208,544	£ 180,365
Cash collateral and settlement balances	124,519	113,987
Debt securities at amortised cost	55,153	50,227
Loans and advances at amortised cost to banks	9,036	8,780
Loans and advances at amortised cost to customers	141,750	136,047
Reverse repurchase agreements and other similar secured lending at amortised cost	17,662	3,393
Trading portfolio assets	189,743	166,244
Financial assets at fair value through the income statement	185,002	191,845
Derivative financial instruments	252,192	292,356
Financial assets at fair value through other comprehensive income	42,818	51,010
Investments in associates and joint ventures	14	14
Goodwill and intangible assets	1,303	1,425
Property, plant and equipment	1,603	1,546
Current tax assets	376	785
Deferred tax assets	2,936	4,133
Retirement benefit assets	3,240	3,263
Other assets	3,650	3,250
Total assets	1,245,473	1,218,524
Liabilities
Deposits at amortised cost from banks	20,393	13,252
Deposits at amortised cost from customers	324,358	306,124
Cash collateral and settlement balances	116,811	104,627
Repurchase agreements and other similar secured borrowing at amortised cost	18,651	29,397
Debt securities in issue	57,229	35,803
Subordinated liabilities	45,239	41,875
Trading portfolio liabilities	56,829	56,182
Financial liabilities designated at fair value	293,527	279,777
Derivative financial instruments	240,757	279,331
Current tax liabilities	611	404
Deferred tax liabilities	1	2
Retirement benefit liabilities	157	164
Provisions	766	736
Other liabilities	7,831	7,904
Total liabilities	1,183,160	1,159,304
Equity
Called up share capital and share premium	2,346	2,348
Other equity instruments	10,446	9,604
Other reserves	(179)	(1,302)
Retained earnings	49,700	48,570
Total equity	62,313	59,220
Total liabilities and equity	1,245,473	1,218,524
Barclays Bank PLC
Assets
Cash and balances at central banks	178,321	151,288
Cash collateral and settlement balances	79,212	75,284
Debt securities at amortised cost	38,790	35,519
Loans and advances at amortised cost to banks	12,795	14,834
Loans and advances at amortised cost to customers	234,757	210,218
Reverse repurchase agreements and other similar secured lending at amortised cost	24,974	5,546
Trading portfolio assets	110,625	102,030
Financial assets at fair value through the income statement	262,349	253,812
Derivative financial instruments	224,937	260,487
Financial assets at fair value through other comprehensive income	41,289	49,499
Investments in associates and joint ventures	12	12
Investment in subsidiaries	20,659	20,747
Goodwill and intangible assets	107	104
Property, plant and equipment	199	125
Current tax assets	376	757
Deferred tax assets	1,712	2,638
Retirement benefit assets	3,184	3,202
Other assets	2,151	1,915
Total assets	1,236,449	1,188,017
Liabilities
Deposits at amortised cost from banks	18,954	12,039
Deposits at amortised cost from customers	366,532	336,054
Cash collateral and settlement balances	67,691	62,386
Repurchase agreements and other similar secured borrowing at amortised cost	33,236	46,196
Debt securities in issue	35,480	12,991
Subordinated liabilities	44,735	41,240
Trading portfolio liabilities	32,505	41,015
Financial liabilities designated at fair value	365,986	329,522
Derivative financial instruments	210,461	248,417
Current tax liabilities	425	298
Deferred tax liabilities	1	2
Retirement benefit liabilities	65	66
Provisions	428	435
Other liabilities	4,310	4,456
Total liabilities	1,180,809	1,135,117
Equity
Called up share capital and share premium	2,346	2,348
Other equity instruments	15,153	14,311
Other reserves	(2,479)	(3,928)
Retained earnings	40,620	40,169
Total equity	55,640	52,900
Total liabilities and equity	£ 1,236,449	£ 1,188,017